Related Party Transactions and Parent Company Investment - Parent Company Investment (Details) - Related party - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions and Parent Company Investment
Net decrease in Parent company investment	$ (411)	$ (345)	$ (137)
Cash pooling and general financing activities
Related Party Transactions and Parent Company Investment
Net decrease in Parent company investment	(738)	(637)	(599)
Cash contributions from S&P Global used to fund acquisitions
Related Party Transactions and Parent Company Investment
Net decrease in Parent company investment		6	214
Unbilled corporate allocations
Related Party Transactions and Parent Company Investment
Net decrease in Parent company investment	109	77	77
Stock-based compensation
Related Party Transactions and Parent Company Investment
Net decrease in Parent company investment	22	28	20
Assumed income tax payments
Related Party Transactions and Parent Company Investment
Net decrease in Parent company investment	$ 196	$ 181	$ 151